LOANS TO CUSTOMERS, NET	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
LOANS TO CUSTOMERS, NET

6.	LOANS TO CUSTOMERS, NET

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Margin loans	45,421	25,418	3,272
Less: allowance for expected credit losses	(10,944)	(9,517)	(1,225)
Total	34,477	15,901	2,047

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	-	10,944	1,409
Charged (credited) to consolidated statements of loss and comprehensive loss	10,944	(1,427)	(184)
Balance at the end of the year	10,944	9,517	1,225